UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6397

Fidelity California Municipal Trust II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	November 30, 2005

Item 1. Schedule of Investments

Quarterly Holdings Report for Fidelity® California Municipal Money Market Fund

November 30, 2005

1.810684.101 CFS-QTLY 0106

Investments November 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities 98.0%
	Principal	Value
	Amount (000s)	(000s)
California – 97.1%
ABAG Fin. Auth. for Nonprofit Corps. Multi family Hsg. Rev.:
(Southport Apts. Proj.) Series 2002 A, 3.08%, LOC Fannie
Mae, VRDN (b)(c)	$10,000	$10,000
(Vintage Chateau Proj.) Series A, 3.07%, LOC Union Bank
of California, VRDN (b)(c)	12,200	12,200
Alameda Corridor Trans. Auth. Rev. Participating VRDN:
Series BS 05 222 Class A, 3.1% (Liquidity Facility Bear
Stearns Companies, Inc.) (b)(d)	11,530	11,530
Series PZ 51, 3.1% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(d)	11,685	11,685
Series PZ 70, 3.1% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(d)	14,875	14,875
Anaheim Hsg. Auth. Multi-family Hsg. Rev. (The Fountains at
Anaheim Hills Proj.) Series 2000 A, 3.08%, LOC Fannie
Mae, VRDN (b)(c)	5,224	5,224
Bueno Park Multi-family Hsg. Rev. (Walden Glen Apts. Proj.)
Series 2000 A, 3.08%, LOC Fannie Mae, VRDN (b)(c)	14,288	14,288
Burbank Glendale Pasadena Arpt. Auth. Rev. Participating
VRDN:
Series MT 137, 3.12% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(c)(d)	2,885	2,885
Series Putters 904, 3.08% (Liquidity Facility JPMorgan Chase
& Co.) (b)(c)(d)	5,740	5,740
California Dept. of Trans. Rev. Participating VRDN Series ROC
II R5028, 3.06% (Liquidity Facility Citigroup Global Markets
Hldgs., Inc.) (b)(d)	5,455	5,455
California Dept. of Wtr. Resources Central Valley Proj. Wtr.
Sys. Rev. Participating VRDN:
Series PT 1745, 3.06% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(d)	9,680	9,680
Series PT 607, 3.06% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(d)	6,585	6,585
California Dept. of Wtr. Resources Pwr. Supply Rev.:
Bonds:
Subseries 2005 G11, 3.17%, tender 3/2/06 (FSA
Insured) (b)	50,000	50,000
Subseries 2005 G12, 3.17%, tender 3/2/06 (FGIC
Insured) (b)	13,700	13,700
Subseries 2005 G14, 3.17%, tender 3/2/06 (FGIC
Insured) (b)	33,000	33,000
Subseries 2005 G6, 3.17%, tender 2/16/06 (FSA
Insured) (b)	33,000	33,000

Quarterly Report 2

Municipal Securities continued
	Principal	Value
	Amount (000s)	(000s)
California – continued
California Dept. of Wtr. Resources Pwr. Supply Rev.: -
continued
Bonds:
Subseries 2005 G9, 3.18%, tender 2/16/06 (MBIA
Insured) (b)	$33,300	$33,300
Participating VRDN:
Series EGL 02 6017 Class A, 3.06% (Liquidity Facility
Citibank NA, New York) (b)(d)	12,100	12,100
Series PT 730, 3.06% (Liquidity Facility BNP Paribas
SA) (b)(d)	15,945	15,945
Series Putters 309, 3.07% (Liquidity Facility JPMorgan
Chase Bank) (b)(d)	13,095	13,095
Series Putters 322, 3.07% (Liquidity Facility JPMorgan
Chase & Co.) (b)(d)	11,620	11,620
Series Putters 423, 3.07% (Liquidity Facility JPMorgan
Chase Bank) (b)(d)	4,995	4,995
Series Putters 532Z, 3.07% (Liquidity Facility JPMorgan
Chase Bank) (b)(d)	2,500	2,500
California Dept. of Wtr. Resources Wtr. Rev. Participating VRDN:
Series Putters 664, 3.07% (Liquidity Facility JPMorgan Chase
& Co.) (b)(d)	3,400	3,400
Series ROC II R 6044, 3.06% (Liquidity Facility Citibank
NA) (b)(d)	8,460	8,460
Series ROC II R2062, 3.06% (Liquidity Facility Citigroup
Global Markets Hldgs., Inc.) (b)(d)	5,760	5,760
California Econ. Recovery Participating VRDN:
Series EGL 04 21, 3.06% (Liquidity Facility Citibank
NA) (b)(d)	45,000	45,000
Series EGL 04 22, 3.06% (Liquidity Facility Citibank
NA) (b)(d)	35,100	35,100
Series PT 2205, 3.06% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(d)	22,380	22,380
Series ROC II R2114, 3.06% (Liquidity Facility Citigroup
Global Markets Hldgs., Inc.) (b)(d)	5,150	5,150
Series ROC II R6013, 3.06% (Liquidity Facility Citibank
NA) (b)(d)	10,790	10,790
California Edl. Facilities Auth. Rev. Participating VRDN:
Series EGL 03 45, 3.06% (Liquidity Facility Citibank NA,
New York) (b)(d)	6,775	6,775
Series PA 542, 3.06% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(d)	8,105	8,105
Series SGB 45, 3.06% (Liquidity Facility Societe
Generale) (b)(d)	5,000	5,000

3	Quarterly Report

Investments (Unaudited) continued

Municipal Securities continued
	Principal	Value
	Amount (000s)	(000s)
California – continued
California Edl. Facilities Rev. Participating VRDN Series AAB 05
32, 3.08% (Liquidity Facility ABN AMRO Bank NV) (b)(d)	$12,000	$12,000
California Gen. Oblig.:
Bonds Series AAB 00 1, 3.07%, tender 12/7/05 (Liquidity
Facility ABN AMRO Bank NV) (b)(d)	19,065	19,065
Participating VRDN:
Series 01 777X, 3.08% (Liquidity Facility Morgan
Stanley) (b)(c)(d)	11,670	11,670
Series BS 215, 3.01% (Liquidity Facility Bear Stearns
Companies, Inc.) (b)(d)	36,980	36,980
Series Merlots 02 A17, 3.01% (Liquidity Facility Wachovia
Bank NA) (b)(d)	12,265	12,265
Series Merlots 03 A45, 3.01% (Liquidity Facility Wachovia
Bank NA) (b)(d)	10,235	10,235
Series Merlots B45, 3.01% (Liquidity Facility Wachovia
Bank NA) (b)(d)	52,865	52,865
Series Merlots C7, 3.01% (Liquidity Facility Wachovia
Bank NA) (b)(d)	18,045	18,045
Series PA 1231, 3.06% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(d)	22,370	22,370
Series PA 1300, 3.08% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(d)	5,000	5,000
Series PA 1311, 3.09% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(d)	9,155	9,155
Series PT 1252, 3.08% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(d)	23,945	23,945
Series PT 1389, 3.06% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(d)	5,095	5,095
Series PT 2272, 3.06% (Liquidity Facility Dexia Cr. Local
de France) (b)(d)	5,385	5,385
Series PT 3166, 3.06% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(d)	18,135	18,135
Series PT 964, 3.06% (Liquidity Facility Landesbank
Hessen-Thuringen) (b)(d)	11,800	11,800
Series Putters 1131, 3.07% (Liquidity Facility JPMorgan
Chase & Co.) (b)(d)	7,000	7,000
Series Putters 1174, 3.07% (Liquidity Facility JPMorgan
Chase & Co.) (b)(d)	8,845	8,845
Series Putters 245, 3.07% (Liquidity Facility JPMorgan
Chase Bank) (b)(d)	6,660	6,660
Series Putters 557Z, 3.07% (Liquidity Facility JPMorgan
Chase Bank) (b)(d)	6,445	6,445

Quarterly Report 4

Municipal Securities continued
		Principal	Value
		Amount (000s)	(000s)
California – continued
California Gen. Oblig.: – continued
Participating VRDN:
Series ROC II R438CE, 3.12% (Liquidity Facility Citibank
NA) (b)(c)(d)		$9,375	$9,375
Series SG 95, 3.06% (Liquidity Facility Societe Generale) (b)(d)		9,385	9,385
Series TOC 05 GG, 3.07% (Liquidity Facility Goldman
Sachs Group, Inc.) (b)(d)		12,000	12,000
RAN 4.5% 6/30/06		132,400	133,526
2.73% 12/8/05 (Liquidity Facility Bank of Nova Scotia,
New York Agcy.) (Liquidity Facility Societe Generale), CP	.	23,500	23,500
2.98% 12/16/05 (Liquidity Facility Bank of Nova Scotia,
New York Agcy.) (Liquidity Facility Societe Generale), CP	.	26,400	26,400
3.05% 12/2/05 (Liquidity Facility Bank of Nova Scotia,
New York Agcy.) (Liquidity Facility Societe Generale), CP	.	12,000	12,000
3.08% 12/13/05 (Liquidity Facility Bank of Nova Scotia,
New York Agcy.) (Liquidity Facility Societe Generale), CP	.	38,900	38,900
3.18% 2/16/06 (Liquidity Facility Bank of Nova Scotia,
New York Agcy.) (Liquidity Facility Societe Generale), CP	.	24,700	24,700
California Health Facilities Fing. Auth. Rev. Participating VRDN
Series PT 953, 3.1% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(d)		6,495	6,495
California Home Mtg. Fin. Auth. Homebuyers Fund Single
Family Participating VRDN Series ROC II R321, 3.1%
(Liquidity Facility Citibank NA) (b)(c)(d)		33,370	33,370
California Hsg. Fin. Agcy. Home Mtg. Rev.:
Participating VRDN:
Series MT 22, 3.11% (Liquidity Facility Landesbank
Hessen-Thuringen) (b)(c)(d)		27,410	27,410
Series MT 36, 3.11% (Liquidity Facility Landesbank
Hessen-Thuringen) (b)(c)(d)		20,000	20,000
Series MT 4, 3.11% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(c)(d)		9,995	9,995
Series MT 7, 3.11% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(c)(d)		44,100	44,100
Series MT 73, 3.11% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(c)(d)		10,000	10,000
Series MT 79, 3.11% (Liquidity Facility Landesbank
Hessen-Thuringen) (b)(c)(d)		14,400	14,400
Series MT 85, 3.08% (Liquidity Facility Lloyds TSB Bank
PLC) (b)(d)		12,230	12,230
Series PT 2353, 3.11% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(c)(d)		16,500	16,500
Series PT 2399, 3.11% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(c)(d)		8,085	8,085

5		Quarterly Report

Investments (Unaudited) continued

Municipal Securities continued
	Principal	Value
	Amount (000s)	(000s)
California – continued
California Hsg. Fin. Agcy. Home Mtg. Rev.: – continued
Participating VRDN:
Series PT 998, 3.11% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(c)(d)	$45,500	$45,500
Series 2005 A, 3% (Liquidity Facility Dexia Cr. Local de
France), VRDN (b)(c)	49,600	49,600
Series 2005 D, 2.98% (Liquidity Facility Bayerische
Landesbank Girozentrale) (Liquidity Facility WestLB AG),
VRDN (b)(c)	60,000	60,000
Series 2005 F, 3.01% (Liquidity Facility Lloyds TSB Bank
PLC), VRDN (b)(c)	76,685	76,685
Series D, 2.98% (Liquidity Facility Bayerische Landesbank
Girozentrale) (Liquidity Facility WestLB AG), VRDN (b)(c) .	43,655	43,655
Series M, 3% (Liquidity Facility Bank of America NA),
VRDN (b)(c)	19,820	19,820
California Infrastructure & Econ. Dev. Bank Rev. Participating
VRDN:
Series EGL 03 42, 3.06% (Liquidity Facility Citibank NA,
New York) (b)(d)	7,500	7,500
Series EGL 03 46, 3.06% (Liquidity Facility Citibank NA,
New York) (b)(d)	7,700	7,700
Series EGL 04 28 Class A, 3.06% (Liquidity Facility Citibank
NA) (b)(d)	7,000	7,000
Series PA 1202R, 3.06% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(d)	5,000	5,000
Series Putters 492, 3.07% (Liquidity Facility JPMorgan Chase
Bank) (b)(d)	10,595	10,595
Series SG 172, 3.06% (Liquidity Facility Societe
Generale) (b)(d)	27,600	27,600
Series SGB 50, 3.06% (Liquidity Facility Societe
Generale) (b)(d)	12,635	12,635
California Poll. Cont. Fing. Auth. Ctfs. of Prtn. Participating
VRDN:
Series Putters 475, 3.09% (Liquidity Facility JPMorgan Chase
Bank) (b)(c)(d)	12,495	12,495
Series ROC II R396, 3.1% (Liquidity Facility Citibank
NA) (b)(c)(d)	12,220	12,220
California Poll. Cont. Fing. Auth. Resource Recovery Rev.
(Atlantic Richfield Co. Proj.) Series 1994 A, 3.04%, VRDN (b)(c)	4,100	4,100
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev.
(Republic Services, Inc. Proj.) 3.25%, VRDN (b)(c)	18,000	18,000
California Pub. Works Board Lease Rev. Participating VRDN:
Series Putters 1175, 3.07% (Liquidity Facility JPMorgan
Chase & Co.) (b)(d)	5,160	5,160

Quarterly Report 6

Municipal Securities continued
	Principal	Value
	Amount (000s)	(000s)
California – continued
California Pub. Works Board Lease Rev. Participating VRDN: -
continued
Series Putters 610, 3.07% (Liquidity Facility JPMorgan Chase
Bank) (b)(d)	$3,765	$3,765
California State Univ. Rev. & Colleges Participating VRDN:
Series SG 170, 3.06% (Liquidity Facility Societe
Generale) (b)(d)	11,700	11,700
Series Stars 138, 3.06% (Liquidity Facility BNP Paribas
SA) (b)(d)	22,410	22,410
California Statewide Cmnty. Dev. Auth. Multi-family Rev.:
(Aegis of Aptos Proj.) Series 1998-Y 3.08%, LOC Fannie
Mae, VRDN (b)(c)	3,350	3,350
(Bristol Apts. Proj.) Series Z, 3.08%, LOC Freddie Mac,
VRDN (b)(c)	9,500	9,500
(Canyon Creek Apts. Proj.) Series 1995 C, 3.01%, LOC
Fannie Mae, VRDN (b)(c)	28,800	28,800
(Crocker Oaks Apts. Proj.) Series 2001 H, 3.08%, LOC
Fannie Mae, VRDN (b)(c)	6,750	6,750
(Crystal View Apt. Proj.) Series A, 3.08%, LOC Fannie Mae,
VRDN (b)(c)	20,000	20,000
(Grove Apts. Proj.) Series X, 3.08%, LOC Fannie Mae,
VRDN (b)(c)	6,150	6,150
(Irvine Apt. Communities LP Proj.):
Series 2001 W1, 3%, LOC Wells Fargo Bank NA, San
Francisco, VRDN (b)(c)	12,400	12,400
Series 2001 W2, 3%, LOC Wells Fargo Bank NA, San
Francisco, VRDN (b)(c)	22,788	22,788
(Maple Square Apt. Proj.) Series AA, 3.11%, LOC Citibank
NA, VRDN (b)(c)	7,200	7,200
(Marlin Cove Apts. Proj.) Series V, 3.08%, LOC Fannie Mae,
VRDN (b)(c)	16,000	16,000
(Northwest Gateway Apts. Proj.) Series 2004 C, 3.11%,
LOC Bank of America NA, VRDN (b)(c)	33,800	33,800
(Northwood Apts. Proj.) Series N, 3.08%, LOC Freddie Mac,
VRDN (b)(c)	5,000	5,000
(Oakmont Stockton Proj.) Series 1997 C, 3.15% (Gen. Elec.
Cap. Corp. Guaranteed), VRDN (b)(c)	5,960	5,960
(Terraces at Park Marino Proj.) Series I, 3.12%, LOC
California Teachers Retirement Sys., VRDN (b)(c)	7,155	7,155
(The Crossings at Elk Grove Apts.) Series H, 3.11%, LOC
Citibank NA, VRDN (b)(c)	15,000	15,000
(The Crossings Sr. Apts./ Phase II Proj.) Series J, 3.11%,
LOC Citibank NA, VRDN (b)(c)	7,425	7,425

7	Quarterly Report

Investments (Unaudited) continued

Municipal Securities continued
	Principal	Value
	Amount (000s)	(000s)
California – continued
California Statewide Cmnty. Dev. Auth. Multi-family Rev.: -
continued
(Villa Paseo Proj.) 3.08%, LOC Fed. Home Ln. Bank, San
Francisco, VRDN (b)(c)	$4,000	$4,000
(Vineyard Creek Apts. Proj.) Series 2003 W, 3.08%,
LOC Fed. Home Ln. Bank, San Francisco, VRDN (b)(c)	16,200	16,200
(Wilshire Court Proj.) Series M, 3.08%, LOC Fannie Mae,
VRDN (b)(c)	17,500	17,500
California Statewide Cmnty. Dev. Corp. Rev.:
(Lansmont Corp. Proj.) Series 1996 G, 3.07%, LOC Wells
Fargo Bank NA, San Francisco, VRDN (b)(c)	1,390	1,390
(Merrill Packaging Proj.) 3.07%, LOC Wells Fargo Bank NA,
San Francisco, VRDN (b)(c)	1,035	1,035
(Rix Industries Proj.) Series 1996 I, 3.07%, LOC Wells Fargo
Bank NA, San Francisco, VRDN (b)(c)	1,280	1,280
(Supreme Truck Bodies of California Proj.) 3.07%, LOC
JPMorgan Chase Bank, VRDN (b)(c)	1,400	1,400
California Statewide Cmntys. Dev. Auth. Rev.:
(JTF Enterprises LLC Proj.) Series 1996 A, 3.07%, LOC Bank
of America NA, VRDN (b)(c)	3,000	3,000
TRAN Series A1, 4% 6/30/06 (FSA Insured)	28,240	28,455
Clovis Unified School District Participating VRDN Series PZ 49,
3.1% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	3,330	3,330
Compton Unified School District Participating VRDN Series
Merlots 03 B39, 3.01% (Liquidity Facility Wachovia Bank
NA) (b)(d)	4,975	4,975
Contra Costa County Multi-family Hsg. Rev. (Del Norte Place
Apt. Proj.) Series 1994, 3.06%, LOC Freddie Mac,
VRDN (b)(c)	10,610	10,610
Dublin Unified School District Participating VRDN:
Series PT 2633, 3.06% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(d)	6,030	6,030
Series Putters 809, 3.07% (Liquidity Facility JPMorgan Chase
& Co.) (b)(d)	5,730	5,730
East Bay Muni. Util. District Wtr. Sys. Rev.:
Participating VRDN:
Series ROC II R383, 3.06% (Liquidity Facility Citibank
NA) (b)(d)	15	15
Series ROC II R4028, 3.06% (Liquidity Facility Citigroup
Global Markets Hldgs., Inc.) (b)(d)	7,555	7,555
Series 1998, 2.93% 3/9/06, CP	17,900	17,900
El Camino Cmnty. College District Participating VRDN Series
PT 2058, 3.06% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(d)	5,390	5,390

Quarterly Report 8

Municipal Securities continued
	Principal	Value
	Amount (000s)	(000s)
California – continued
Fairfield-Suisun Unified School District Participating VRDN
Series ROC II R 6019, 3.06% (Liquidity Facility Citibank
NA) (b)(d)	$5,950	$5,950
Fontana Pub. Fing. Authorized Tax Allocation Rev.
Participating VRDN Series Putters 707, 3.07% (Liquidity
Facility JPMorgan Chase & Co.) (b)(d)	2,080	2,080
Foothill-De Anza Cmnty. College District Participating VRDN:
Series Merlots 00 YY, 3.01% (Liquidity Facility Wachovia
Bank NA) (b)(d)	3,655	3,655
Series PZ 57, 3.1% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(d)	6,775	6,775
Series ROC II R4540, 3.06% (Liquidity Facility Citigroup
Global Markets Hldgs., Inc.) (b)(d)	7,550	7,550
Fresno Arpt. Rev. Participating VRDN Series Merlots 00 B2,
3.06% (Liquidity Facility Wachovia Bank NA) (b)(c)(d)	4,165	4,165
Garden Grove Agcy. Cmnty. Dev. Tax Allocation Rev.
Participating VRDN Series PT 1979, 3.06% (Liquidity Facility
Merrill Lynch & Co., Inc.) (b)(d)	7,835	7,835
Garden Grove Hsg. Auth. Multi-family Hsg. Rev. (Valley View
Sr. Villas Proj.) Series 1990 A, 3.04%, LOC Comerica Bank,
Detroit, VRDN (b)(c)	9,100	9,100
Golden State Tobacco Securitization Corp. Participating
VRDN:
Series Best 05 230, 3.1% (Liquidity Facility Bear Stearns
Companies, Inc.) (b)(d)	7,175	7,175
Series LB 05 FC1, 3.12% (Lehman Brothers Hldgs., Inc.
Guaranteed) (Liquidity Facility Lehman Brothers Hldgs.,
Inc.) (b)(d)	10,000	10,000
Series LB 05 FC2, 3.12% (Lehman Brothers Hldgs., Inc.
Guaranteed) (Liquidity Facility Lehman Brothers Hldgs.,
Inc.) (b)(d)	13,545	13,545
Series MSTC 238, 3.1% (Liquidity Facility Bear Stearns
Companies, Inc.) (b)(d)	7,510	7,510
Series PA 1236, 3.12% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(d)	3,535	3,535
Series PZ 86, 3.1% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(d)	5,000	5,000
Series ROC II R411CE, 3.08% (Liquidity Facility Citibank
NA) (b)(d)	11,100	11,100
Series ROC II R443CE, 3.08% (Liquidity Facility Citibank
NA) (b)(d)	9,185	9,185
Series ROC II R448CE, 3.08% (Liquidity Facility Citibank
NA) (b)(d)	7,500	7,500

9 Quarterly Report

Investments (Unaudited) continued

Municipal Securities continued
	Principal	Value
	Amount (000s)	(000s)
California – continued
Golden State Tobacco Securitization Corp. Participating
VRDN: – continued
Series Stars 05 142, 3.07% (Liquidity Facility BNP Paribas
SA) (b)(d)	$34,315	$34,315
Series TOC 04 B, 3.07% (Liquidity Facility Goldman Sachs
Group, Inc.) (b)(d)	17,500	17,500
Golden West Schools Fing. Auth. Participating VRDN:
Series CDCM 05 21, 3.06% (Liquidity Facility CDC Fin.-CDC
IXIS) (b)(d)	10,100	10,100
Series DB 164, 3.06% (Liquidity Facility Deutsche Bank
AG) (b)(d)	10,000	10,000
Series PT 2985, 3.06% (Liquidity Facility Dexia Cr. Local de
France) (b)(d)	5,765	5,765
Goleta Wtr. District Rev. Ctfs. of Prtn. Participating VRDN
Series ROC II R2050, 3.06% (Liquidity Facility Citigroup
Global Markets Hldgs., Inc.) (b)(d)	1,740	1,740
Hacienda Puente Unified School District Participating VRDN
Series PT 2877, 3.06% (Liquidity Facility Dexia Cr. Local de
France) (b)(d)	8,845	8,845
Lassen Muni. Util. District Rev. Series 1996 A, 3.08% (FSA
Insured), VRDN (b)(c)	3,125	3,125
Long Beach Unified School District Participating VRDN ROC II
® 4560, 3.06% (Liquidity Facility Citigroup Global Markets
Hldgs., Inc.) (b)(d)	7,025	7,025
Long Beach Hbr. Rev. Participating VRDN:
Series PT 2708, 3.09% (Liquidity Facility Dexia Cr. Local de
France) (b)(c)(d)	5,760	5,760
Series MS 00 418, 3.08% (Liquidity Facility Morgan
Stanley) (b)(c)(d)	18,190	18,190
Series MS 01 786X, 3.08% (Liquidity Facility Morgan
Stanley) (b)(c)(d)	5,570	5,570
Series MT 140, 3.09% (Liquidity Facility BNP Paribas
SA) (b)(c)(d)	3,330	3,330
Series PT 2579, 3.09% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(c)(d)	3,170	3,170
Series PT 2580, 3.09% (Liquidity Facility Dexia Cr. Local de
France) (b)(c)(d)	5,000	5,000
Series PT 2756, 3.09% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(c)(d)	2,565	2,565
Series PT 2936, 3.09% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(c)(d)	5,255	5,255
Series Putters 1106, 3.09% (Liquidity Facility JPMorgan
Chase & Co.) (b)(c)(d)	2,995	2,995

Quarterly Report

10

Municipal Securities continued
	Principal	Value
	Amount (000s)	(000s)
California – continued
Long Beach Hbr. Rev. Participating VRDN: – continued
Series Putters 730, 3.09% (Liquidity Facility JPMorgan Chase
& Co.) (b)(c)(d)	$1,795	$1,795
Series SG 147, 3.09% (Liquidity Facility Societe
Generale) (b)(c)(d)	9,890	9,890
Series Stars 84, 3.09% (Liquidity Facility BNP Paribas
SA) (b)(c)(d)	10,190	10,190
Los Angeles Cmnty. Redev. Agcy. Multi-family Hsg. Rev.:
(Metropolitan Lofts Apts. Proj.) Series 2002 A, 3.11%, LOC
Bank of America NA, VRDN (b)(c)	17,500	17,500
(Wilshire Station Apts. Proj.) 3.03%, LOC Fleet Bank NA,
VRDN (b)(c)	19,000	19,000
Los Angeles County Gen. Oblig. TRAN Series A, 4% 6/30/06	22,050	22,172
Los Angeles County Metropolitan Trans. Auth. Rev.
Participating VRDN Series SGB 1, 3.06% (Liquidity Facility
Societe Generale) (b)(d)	12,575	12,575
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev.
Participating VRDN:
Series EGL 04 16, 3.06% (Liquidity Facility Citibank
NA) (b)(d)	8,900	8,900
Series EGL 04 46 Class A, 3.06% (Liquidity Facility Citibank
NA) (b)(d)	9,700	9,700
Series Putters 1004, 3.07% (Liquidity Facility JPMorgan
Chase Bank) (b)(d)	2,725	2,725
Los Angeles County Pub. Works Fing. Auth. Lease Rev.
Participating VRDN Series Merlots 00 JJJ, 3.01% (Liquidity
Facility Wachovia Bank NA) (b)(d)	16,000	16,000
Los Angeles County Sanitation District Fin. Auth. Rev.
Participating VRDN Series ROC II R4023, 3.06% (Liquidity
Facility Citigroup Global Markets Hldgs., Inc.) (b)(d)	14,480	14,480
Los Angeles Dept. Arpts. Rev. Participating VRDN Series SG
61, 3.09% (Liquidity Facility Societe Generale) (b)(c)(d)	13,055	13,055
Los Angeles Dept. of Wtr. & Pwr. Rev. Participating VRDN:
Series ROC II R4033, 3.06% (Liquidity Facility Citigroup
Global Markets Hldgs., Inc.) (b)(d)	10,380	10,380
Series ROC II R4510, 3.06% (Liquidity Facility Citigroup
Global Markets Hldgs., Inc.) (b)(d)	6,830	6,830
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Participating
VRDN Series Merlots 99 L, 3.01% (Liquidity Facility
Wachovia Bank NA) (b)(d)	23,300	23,300
Los Angeles Hbr. Dept. Rev.:
Participating VRDN:
Series MS 00 349, 3.08% (Liquidity Facility Morgan
Stanley) (b)(c)(d)	7,360	7,360

11	Quarterly Report

Investments (Unaudited) continued

Municipal Securities continued
	Principal	Value
	Amount (000s)	(000s)
California – continued
Los Angeles Hbr. Dept. Rev.: – continued
Participating VRDN:
Series SG 59, 3.09% (Liquidity Facility Societe
Generale) (b)(c)(d)	$13,675	$13,675
Series 2002 B:
2.82% 12/1/05, CP (c)	20,000	20,000
3.1% 12/9/05, CP (c)	20,172	20,172
3.1% 12/15/05, CP (c)	7,465	7,465
Los Angeles Multi-family Hsg. Rev. (Colonia Corona Apts.
Proj.) Series D, 3.11%, LOC Citibank NA, VRDN (b)(c)	9,767	9,767
Los Angeles Single Family Mortgage Rev. Series 2004 A,
2.98% (Liquidity Facility State Street Bank & Trust Co.,
Boston), VRDN (b)(c)	30,000	30,000
Los Angeles Unified School District:
Participating VRDN:
Series EGL 03 43, 3.06% (Liquidity Facility Citibank NA,
New York) (b)(d)	4,900	4,900
Series EGL 03 49, 3.06% (Liquidity Facility Citibank NA,
New York) (b)(d)	4,800	4,800
Series Merlots 03 B37, 3.01% (Liquidity Facility Wachovia
Bank NA) (b)(d)	5,485	5,485
Series PA 792R, 3.06% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(d)	8,945	8,945
Series PT 1737, 3.06% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(d)	4,615	4,615
Series PT 3191, 3.06% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(d)	8,885	8,885
Series Putters 488, 3.07% (Liquidity Facility JPMorgan
Chase Bank) (b)(d)	28,215	28,215
Series Putters 994, 3.07% (Liquidity Facility JPMorgan
Chase & Co.) (b)(d)	5,385	5,385
Series Putters 998, 3.07% (Liquidity Facility JPMorgan
Chase Bank) (b)(d)	14,565	14,565
Series ROC II R24, 3.06% (Liquidity Facility Citibank
NA) (b)(d)	6,495	6,495
Series ROC II R25, 3.06% (Liquidity Facility Citibank
NA) (b)(d)	6,665	6,665
Series SG 162, 3.06% (Liquidity Facility Societe
Generale) (b)(d)	25,000	25,000
Series Stars 139, 3.06% (Liquidity Facility BNP Paribas
SA) (b)(d)	5,000	5,000
TRAN Series A, 4.25% 10/18/06	40,000	40,448

Quarterly Report 12

Municipal Securities continued
	Principal	Value
	Amount (000s)	(000s)
California – continued
Los Angeles Wastewtr. Sys. Rev.:
Participating VRDN Series ROC II R4034, 3.06% (Liquidity
Facility Citigroup Global Markets Hldgs., Inc.) (b)(d)	$8,680	$8,680
2.85% 12/7/05 (Liquidity Facility WestLB AG) (Liquidity
Facility California Teachers Retirement Sys.), CP	15,750	15,750
M-S-R Pub. Pwr. Agcy. San Juan Proj. Rev. Participating VRDN
ROC II R335, 3.06% (Liquidity Facility Citibank NA) (b)(d)	4,145	4,145
Metropolitan Wtr. District Southern California Wtrwks. Rev.
Participating VRDN:
Series FRRI 00 A6, 3.34% (Liquidity Facility Bayerische
Hypo-und Vereinsbank AG) (b)(d)	5,300	5,300
Series Merlots 99 O, 3.01% (Liquidity Facility Wachovia
Bank NA) (b)(d)	9,500	9,500
Milpitas Redev. Agcy. Participating VRDN:
Series ROC II R2145, 3.06% (Liquidity Facility Citigroup
Global Markets Hldgs., Inc.) (b)(d)	8,615	8,615
Series ROC II R4538, 3.06% (Liquidity Facility Citigroup
Global Markets Hldgs., Inc.) (b)(d)	8,210	8,210
Series ROC II R4557, 3.06% (Liquidity Facility Citigroup
Global Markets Hldgs., Inc.) (b)(d)	6,305	6,305
Milpitas Unified School District Participating VRDN Series
Putters 615, 3.07% (Liquidity Facility JPMorgan Chase &
Co.) (b)(d)	8,735	8,735
North Orange County Cmnty. College District Rev.
Participating VRDN Series PZ 68, 3.1% (Liquidity Facility
Merrill Lynch & Co., Inc.) (b)(d)	5,090	5,090
Oakland Gen. Oblig. Participating VRDN Series Merlots 00 A,
3.01% (Liquidity Facility Wachovia Bank NA) (b)(d)	3,000	3,000
Oakland Swr. Rev. Participating VRDN Series Putters 631,
3.07% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	2,445	2,445
Paramount Hsg. Auth. Multi-family Rev. (Century Place Apts.
Proj.) Series 1999 A, 3.01%, LOC Fannie Mae, VRDN (b)(c)	21,000	21,000
Port of Oakland Gen. Oblig. Participating VRDN:
Series Merlots 00 JJ, 3.06% (Liquidity Facility Wachovia
Bank NA) (b)(c)(d)	29,680	29,680
Series MS 1192X, 3.08% (Liquidity Facility Morgan
Stanley) (b)(c)(d)	13,000	13,000
Series PA 1053, 3.09% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(c)(d)	15,070	15,070
Series PT 2688, 3.09% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(c)(d)	9,900	9,900
Series PT 2755, 3.09% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(c)(d)	2,660	2,660

13	Quarterly Report

Investments (Unaudited) continued

Municipal Securities continued
	Principal	Value
	Amount (000s)	(000s)
California – continued
Port of Oakland Gen. Oblig. Participating VRDN: – continued
Series Putters 684, 3.09% (Liquidity Facility JPMorgan Chase
& Co.) (b)(c)(d)	$2,785	$2,785
Series Putters 863, 3.09% (Liquidity Facility JPMorgan Chase
& Co.) (b)(c)(d)	2,635	2,635
Series Putters 889, 3.09% (Liquidity Facility JPMorgan Chase
Bank) (b)(c)(d)	4,665	4,665
Series RobIns 5, 3.06% (Liquidity Facility Bank of New York,
New York) (b)(c)(d)	14,290	14,290
Port of Oakland Port Rev. Participating VRDN Series PA 1093,
3.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	7,975	7,975
Puttable Floating Option Tax Receipts Participating VRDN:
Series PZP 2, 3.19% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(d)	7,475	7,475
Series PZP 8, 3.14% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(d)	4,475	4,475
Series PZP 9, 3.14% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(d)	12,100	12,100
Rancho Santiago Cmnty. College District Participating VRDN:
Series Floaters 05 23, 3.07% (Liquidity Facility Landesbank
Hessen-Thuringen) (b)(d)	10,555	10,555
Series ROC II R2017, 3.06% (Liquidity Facility Citigroup
Global Markets Hldgs., Inc.) (b)(d)	5,240	5,240
Series ROC II R2181, 3.06% (Liquidity Facility Citigroup
Global Markets Hldgs., Inc.) (b)(d)	2,810	2,810
Riverside County Single Family Rev. Participating VRDN Series
PT 2351, 3.07% (Liquidity Facility Dexia Cr. Local de
France) (b)(c)(d)	7,195	7,195
Riverside Indl. Dev. Auth. Indl. Dev. Rev. (Sabert Corp. Proj.)
3.13%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(c)	4,830	4,830
Sacramento County Hsg. Auth. Multi-family Hsg. Rev.:
(Deer Park Apts. Proj.) Issue A, 3.08%, LOC Fannie Mae,
VRDN (b)(c)	13,200	13,200
(Natomas Park Apts. Proj.) Series Issue B, 3.08%, LOC
Fannie Mae, VRDN (b)(c)	13,550	13,550
Sacramento County Single Family Mtg. Rev. Participating
VRDN:
Series PT 2326, 3.07% (Liquidity Facility Dexia Cr. Local de
France) (b)(c)(d)	16,580	16,580
Series PT 2327, 3.07% (Liquidity Facility Dexia Cr. Local de
France) (b)(c)(d)	8,970	8,970
Series PT 2331, 3.07% (Liquidity Facility Dexia Cr. Local de
France) (b)(c)(d)	6,810	6,810

Quarterly Report 14

Municipal Securities continued
	Principal	Value
	Amount (000s)	(000s)
California – continued
Sacramento Hsg. Auth. Multi-family (Phoenix Park II Apts.
Proj.) 3.11%, LOC Citibank NA, VRDN (b)(c)	$20,000	$20,000
Sacramento Muni. Util. District Elec. Rev. Series I, 3.18%
12/1/05, LOC Bayerische Landesbank Girozentrale, LOC
JPMorgan Chase Bank, CP	7,000	7,000
San Bernardino County Ctfs. of Prtn. Participating VRDN
Series ROC II R 2139, 3.06% (Liquidity Facility Citigroup
Global Markets Hldgs., Inc.) (b)(d)	8,365	8,365
San Diego County Reg’l. Arpt. Auth. Arpt. Rev. Participating
VRDN:
Series DB 181, 3.09% (Liquidity Facility Deutsche Bank
AG) (b)(c)(d)	5,960	5,960
Series PT 3251, 3.09% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(c)(d)	5,915	5,915
San Diego Pub. Facilities Fing. Auth. Wtr. Rev. Participating
VRDN Series EGL 03 14, 3.06% (Liquidity Facility Citibank
NA, New York) (b)(d)	10,000	10,000
San Diego Unified School District Participating VRDN:
Series PA 1245, 3.06% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(d)	2,335	2,335
Series ROC II R2112 3.06% (Liquidity Facility Citigroup
Global Markets Hldgs., Inc.) (b)(d)	4,930	4,930
San Francisco City & County Arpts. Commission Int’l. Arpt.
Rev. Participating VRDN:
Series PT 899, 3.12% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(c)(d)	4,765	4,765
Series Stars 125, 3.12% (Liquidity Facility BNP Paribas
SA) (b)(c)(d)	5,215	5,215
San Francisco City & County Redev. Agcy. Multi-family Hsg.
Rev. (Mission Creek Cmnty. Proj.) Series B, 3.14%, LOC
Citibank NA, New York, VRDN (b)(c)	21,700	21,700
San Francisco City & County Single Family Mtg. Rev.
Participating VRDN Series MT 92, 3.11% (Liquidity Facility
Landesbank Hessen-Thuringen) (b)(c)(d)	21,200	21,200
San Francisco City & County Unified School District
Participating VRDN Series Putters 549, 3.07% (Liquidity
Facility JPMorgan Chase Bank) (b)(d)	5,385	5,385
San Jose Arpt. Rev. Participating VRDN Series ROC II R2004,
3.06% (Liquidity Facility Citigroup Global Markets Hldgs.,
Inc.) (b)(d)	2,560	2,560
San Jose Multi family Hsg. Rev.:
(Alamaden Family Apts. Proj.) Series D, 3.08%, LOC Fannie
Mae, VRDN (b)(c)	26,300	26,300
(Kennedy Apt. Homes Proj.) Series K, 3.08%, LOC Fannie
Mae, VRDN (b)(c)	14,000	14,000

15	Quarterly Report

Investments (Unaudited) continued

Municipal Securities continued
	Principal	Value
	Amount (000s)	(000s)
California – continued
San Jose Redev. Agcy. Tax Allocation Participating VRDN
Series Putters 1085, 3.07% (Liquidity Facility JPMorgan
Chase Bank) (b)(d)	$7,095	$7,095
San Mateo County Trans. District Sales Tax Rev. Participating
VRDN Series TOC 05 DD, 3.06% (Liquidity Facility Goldman
Sachs Group, Inc.) (b)(d)	7,000	7,000
Santa Clara County Hsg. Auth. Multi-family Hsg. Rev.
(Timberwood Apts. Proj.) Series B, 3.12%, LOC Union Bank
of California, VRDN (b)(c)	9,215	9,215
Santa Clara Elec. Rev. Participating VRDN Series ROC II R257,
3.06% (Liquidity Facility Citibank NA) (b)(d)	1,740	1,740
Santa Clara Valley Wtr. District Ctfs. of Prtn. Participating
VRDN Series Merlots 00 MM, 3.01% (Liquidity Facility
Wachovia Bank NA) (b)(d)	14,530	14,530
Santa Cruz Redev. Agcy. Multi-family Rev.:
(1010 Pacific Ave. Apts. Proj.) Series B, 3.08%, LOC Fannie
Mae, VRDN (b)(c)	21,650	21,650
(Shaffer Road Apts. Proj.) Series A, 3.08%, LOC Fannie
Mae, VRDN (b)(c)	19,925	19,925
Santa Rosa Multi-family Hsg. Rev. (Quail Run Apts./Santa
Rosa Hsg. Partners Proj.) Series 1997 A, 3.1%, LOC U.S.
Bank NA, Minnesota, VRDN (b)(c)	1,950	1,950
Sequoia Union High School District Bonds Series AAB 03 2,
3.08%, tender 12/7/05 (Liquidity Facility ABN-AMRO Bank
NV) (b)(d)	12,100	12,100
Simi Valley Multi-family Hsg. Rev. (Parker Ranch Proj.)
Series A, 3.08%, LOC Fannie Mae, VRDN (b)(c)	15,500	15,500
Sonoma County Jr. College District Rev. Participating VRDN
Series PT 3231, 3.06% (Liquidity Facility DEPFA BANK
PLC) (b)(d)	10,260	10,260
South Coast Local Ed. Agcy. TRAN Series A, 4% 6/30/06	38,200	38,499
South Orange County Pub. Fing. Auth. Spl. Tax Rev.
Participating VRDN:
Series Putters 470, 3.07% (Liquidity Facility JPMorgan Chase
Bank) (b)(d)	5,230	5,230
Series Putters 616, 3.07% (Liquidity Facility JPMorgan Chase
Bank) (b)(d)	9,720	9,720
Southern California Home Fing. Auth. Single Family Rev.
Participating VRDN Series MT 90, 3.11% (Liquidity Facility
Landesbank Hessen-Thuringen) (b)(c)(d)	99,100	99,100
Southern California Pub. Pwr. Auth. Rev. Participating VRDN
Series Merlots 02 A62, 3.01% (Liquidity Facility Wachovia
Bank NA) (b)(d)	34,430	34,430

Quarterly Report

16

Municipal Securities continued
	Principal	Value
	Amount (000s)	(000s)
California – continued
Univ. of California Revs.:
Participating VRDN:
Series Merlots 97 G, 3.01% (Liquidity Facility Wachovia
Bank NA) (b)(d)	$13,430	$13,430
Series PT 872, 3.06% (Liquidity Facility Landesbank
Hessen-Thuringen) (b)(d)	8,265	8,265
Series TOC 05 FF, 3.07% (Liquidity Facility Goldman
Sachs Group, Inc.) (b)(d)	12,145	12,145
Series A, 3.1% 12/16/05, CP	10,000	10,000
Vallejo City Unified School District Participating VRDN Series
PT 1664, 3.06% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(d)	11,780	11,780
Walnut Energy Ctr. Auth. Rev. Participating VRDN Series
Putters 583, 3.07% (Liquidity Facility JPMorgan Chase &
Co.) (b)(d)	5,205	5,205
William S. Hart Union High School District Participating VRDN
Series SG 171, 3.06% (Liquidity Facility Societe
Generale) (b)(d)	8,600	8,600
Yucaipa Valley Wtr. District Wtr. Sys. Rev. Participating VRDN
Series ROC II R 2130, 3.06% (Liquidity Facility Citigroup
Global Markets Hldgs., Inc.) (b)(d)	3,515	3,515
		3,708,849

Puerto Rico 0.9%
Puerto Rico Commonwealth Infrastructure Fing. Auth.
Participating VRDN Series Putters 943, 3.07% (Liquidity
Facility PNC Bank NA, Pittsburgh) (b)(d)	9,380	9,380
Puerto Rico Govt. Dev. Bank 2.85% 1/30/06, LOC Societe
Generale, CP (a)	24,400	24,400
		33,780

TOTAL INVESTMENT PORTFOLIO 98.0%
(Cost $3,742,629)		3,742,629

NET OTHER ASSETS – 2.0%		77,954

NET ASSETS 100%		$3,820,583

17 Quarterly Report

Investments (Unaudited) continued

Security Type Abbreviations
CP	—	COMMERCIAL PAPER
RAN	—	REVENUE ANTICIPATION NOTE
TRAN	—	TAX AND REVENUE
ANTICIPATION NOTE
VRDN	—	VARIABLE RATE DEMAND NOTE

Legend

(a) Security exempt from registration under
Rule 144A of the Securities Act of 1933.
These securities may be resold in
transactions exempt from registration,
normally to qualified institutional buyers.
At the period end, the value of these
securities amounted to $24,400,000 or
0.6% of net assets.

(b) The coupon rate shown on floating or
adjustable rate securities represents the
rate at period end.

(c) Private activity obligations whose
interest is subject to the federal
alternative minimum tax for individuals.

(d) Provides evidence of ownership in one
or more underlying municipal bonds.

Affiliated Central Funds

Information regarding income received by the fund from the affiliated Central funds during the period is as follows:

Income Received
Fund	(amounts in thousands)
Fidelity Municipal Cash Central Fund	$26
Total	$26

Income Tax Information

At November 30, 2005, the aggregate cost of investment securities for income tax purposes was $3,742,629,000.

Quarterly Report 18

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.
or an affiliate.

19 Quarterly Report

Quarterly Holdings Report for Fidelity® California AMT Tax Free Money Market Fund

November 30, 2005

1.810689.101 SCM-QTLY 0106

Investments November 30, 2005 (Unaudited)
Showing Percentage of Net Assets

Municipal Securities 98.0%
	Principal	Value
	Amount (000s)	(000s)
California – 93.8%
Alameda Corridor Trans. Auth. Rev. Participating VRDN
Series PZ 61, 3.1% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(e)	$5,680	$5,680
Almaeda Corridor Trans. Auth. Rev. Participating VRDN Series
BS 05 222 Class A, 3.1% (Liquidity Facility Bear Stearns
Companies, Inc.) (c)(e)	4,800	4,800
Anaheim Pub. Fing. Auth. Lease Rev. Participating VRDN
Series PT 2067, 3.06% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(e)	5,810	5,810
Apple Valley Unified School District Participating VRDN Series
Putters 544, 3.07% (Liquidity Facility JPMorgan Chase
Bank) (c)(e)	3,680	3,680
Burbank Unified School District Participating VRDN Series PZ 54,
3.1% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	5,905	5,905
Cabrillo Cmnty. College District Participating VRDN Series
ROC II R300, 3.06% (Liquidity Facility Citibank NA) (c)(e)	2,670	2,670
California Dept. of Wtr. Resources Central Valley Proj. Wtr.
Sys. Rev. Participating VRDN Series ROC II R1024, 3.06%
(Liquidity Facility Citigroup Global Markets Hldgs.,
Inc.) (c)(e)	13,365	13,365
California Dept. of Wtr. Resources Pwr. Supply Rev.:
Bonds:
Subseries 2005 G13, 3.17%, tender 3/2/06 (FGIC
Insured) (c)	35,800	35,800
Subseries 2005 G12, 3.17%, tender 3/2/06 (FGIC
Insured) (c)	7,100	7,100
Subseries 2005 G14, 3.17%, tender 3/2/06 (FGIC
Insured) (c)	17,000	17,000
Subseries 2005 G6, 3.17%, tender 2/16/06 (FSA
Insured) (c)	17,000	17,000
Participating VRDN:
Series EGL 02 6017 Class A, 3.06% (Liquidity Facility
Citibank NA, New York) (c)(e)	6,200	6,200
Series PA 1201R, 3.06% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(e)	10,900	10,900
Series PT 730, 3.06% (Liquidity Facility BNP Paribas
SA) (c)(e)	12,800	12,800
Series PT 759, 3.06% (Liquidity Facility Landesbank
Hessen-Thuringen) (c)(e)	10,295	10,295
Series Putters 310, 3.07% (Liquidity Facility JPMorgan
Chase Bank) (c)(e)	4,995	4,995
Series Putters 322, 3.07% (Liquidity Facility JPMorgan
Chase & Co.) (c)(e)	6,000	6,000

Quarterly Report 2

Municipal Securities continued
	Principal	Value
	Amount (000s)	(000s)
California – continued
California Dept. of Wtr. Resources Pwr. Supply Rev.: -
continued
Series 2002 C1, 3.04%, LOC Dexia Cr. Local de France,
VRDN (c)	$14,330	$14,330
California Econ. Recovery:
Participating VRDN:
Series EGL 04 21, 3.06% (Liquidity Facility Citibank
NA) (c)(e)	25,700	25,700
Series EGL 04 22, 3.06% (Liquidity Facility Citibank
NA) (c)(e)	14,400	14,400
Series MS 929, 3.04% (Liquidity Facility Morgan
Stanley) (c)(e)	7,995	7,995
Series PA 1262, 3.06% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(e)	7,650	7,650
Series PT 2205, 3.06% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(e)	9,460	9,460
Series PT 2216, 3.06% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(e)	5,195	5,195
Series PT 965, 3.06% (Liquidity Facility Landesbank
Hessen-Thuringen) (c)(e)	20,000	20,000
Series Putters 882, 3.07% (Liquidity Facility JPMorgan
Chase Bank) (c)(e)	6,685	6,685
Series ROC II R279, 3.06% (Liquidity Facility Citibank
NA) (c)(e)	8,560	8,560
Series 2004 C17, 2.95% (XL Cap. Assurance, Inc. Insured),
VRDN (c)	10,000	10,000
Series 2004 C8, 2.94%, LOC Lloyds TSB Bank PLC,
VRDN (c)	30,000	30,000
California Edl. Facilities Auth. Rev. Participating VRDN:
Series MS 1126, 3.04% (Liquidity Facility Morgan
Stanley) (c)(e)	10,000	10,000
Series ROC II R354, 3.06% (Liquidity Facility Citibank
NA) (c)(e)	5,640	5,640
California Gen. Oblig.:
Bonds:
Series AAB 00 1, 3.07%, tender 12/7/05 (Liquidity
Facility ABN AMRO Bank NV) (c)(e)	9,900	9,900
Series MT 171, 3.23%, tender 10/26/06 (Liquidity
Facility DEPFA BANK PLC) (c)(e)(f)	9,895	9,895
Participating VRDN:
Series DB 179, 3.06% (Liquidity Facility Deutsche Bank
AG) (c)(e)	15,990	15,990

3		Quarterly Report

Investments (Unaudited) continued

Municipal Securities continued
	Principal	Value
	Amount (000s)	(000s)
California – continued
California Gen. Oblig.: – continued
Participating VRDN:
Series Floaters 05 19, 3.06% (Liquidity Facility
Landesbank Hessen-Thuringen) (c)(e)	$7,135	$7,135
Series Merlots 02 A17, 3.01% (Liquidity Facility Wachovia
Bank NA) (c)(e)	5,765	5,765
Series Merlots B45, 3.01% (Liquidity Facility Wachovia
Bank NA) (c)(e)	19,525	19,525
Series Merlots C8, 3.01% (Liquidity Facility Wachovia
Bank NA) (c)(e)	14,855	14,855
Series PT 1252, 3.08% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(e)	10,100	10,100
Series PT 2266, 3.06% (Liquidity Facility Dexia Cr. Local
de France) (c)(e)	7,885	7,885
Series PT 2281, 3.06% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(e)	5,235	5,235
Series PT 3167, 3.06% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(e)	5,330	5,330
Series PT 902, 3.06% (Liquidity Facility BNP Paribas
SA) (c)(e)	3,700	3,700
Series PT 964, 3.06% (Liquidity Facility Landesbank
Hessen-Thuringen) (c)(e)	4,995	4,995
Series PT 990, 3.06% (Liquidity Facility BNP Paribas
SA) (c)(e)	6,700	6,700
Series Putters 1082, 3.07% (Liquidity Facility JPMorgan
Chase & Co.) (c)(e)	5,330	5,330
Series Putters 1174, 3.07% (Liquidity Facility JPMorgan
Chase & Co.) (c)(e)	4,500	4,500
Series Putters 482, 3.07% (Liquidity Facility JPMorgan
Chase Bank) (c)(e)	7,495	7,495
Series Putters 519, 3.07% (Liquidity Facility JPMorgan
Chase Bank) (c)(e)	4,995	4,995
Series Putters 556Z, 3.07% (Liquidity Facility JPMorgan
Chase Bank) (c)(e)	7,450	7,450
Series Putters 997, 3.07% (Liquidity Facility JPMorgan
Chase Bank) (c)(e)	3,280	3,280
Series ROC II R2185, 3.06% (Liquidity Facility Citigroup
Global Markets Hldgs., Inc.) (c)(e)	3,055	3,055
Series SG 84, 3.06% (Liquidity Facility Societe
Generale) (c)(e)	1,660	1,660
Series SGB 7, 3.06% (Liquidity Facility Societe
Generale) (c)(e)	8,775	8,775
Series TOC 05 GG, 3.07% (Liquidity Facility Goldman
Sachs Group, Inc.) (c)(e)	8,000	8,000

Quarterly Report 4

Municipal Securities continued
		Principal	Value
		Amount (000s)	(000s)
California – continued
California Gen. Oblig.: – continued
RAN 4.5% 6/30/06		$72,500	$73,117
Series 2003 B1, 2.95%, LOC Bank of New York, New York,
LOC BNP Paribas SA, VRDN (c)		35,100	35,100
2.73% 12/8/05 (Liquidity Facility Bank of Nova Scotia,
New York Agcy.) (Liquidity Facility Societe Generale), CP	.	11,500	11,500
2.98% 12/16/05 (Liquidity Facility Bank of Nova Scotia,
New York Agcy.) (Liquidity Facility Societe Generale), CP	.	13,600	13,600
3.05% 12/2/05 (Liquidity Facility Bank of Nova Scotia,
New York Agcy.) (Liquidity Facility Societe Generale), CP	.	6,080	6,080
3.08% 12/13/05 (Liquidity Facility Bank of Nova Scotia,
New York Agcy.) (Liquidity Facility Societe Generale), CP	.	20,100	20,100
3.18% 2/16/06 (Liquidity Facility Bank of Nova Scotia,
New York Agcy.) (Liquidity Facility Societe Generale), CP	.	20,300	20,300
California Health Facilities Fing. Auth. Rev. Participating VRDN
Series MS 01 592, 3.08% (Liquidity Facility Morgan
Stanley) (c)(e)		13,100	13,100
California Hsg. Fin. Agcy. Home Mtg. Rev. Participating VRDN
Series MT 85, 3.08% (Liquidity Facility Lloyds TSB Bank
PLC) (c)(e)		5,300	5,300
California Infrastructure & Econ. Dev. Bank Rev.:
Participating VRDN:
Series EGL 03 42, 3.06% (Liquidity Facility Citibank NA,
New York) (c)(e)		13,500	13,500
Series EGL 04 28 Class A, 3.06% (Liquidity Facility
Citibank NA) (c)(e)		9,425	9,425
Series PA 1193, 3.06% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(e)		6,285	6,285
Series SG 172, 3.06% (Liquidity Facility Societe
Generale) (c)(e)		18,900	18,900
Series 2001, 2.9% 5/3/06, LOC Bank of America NA, CP	.	5,500	5,500
California Poll. Cont. Fing. Auth. Ctfs. of Prtn. (Pacific Gas &
Elec. Co. Proj.):
Series 1996 E, 2.96%, LOC JPMorgan Chase Bank,
VRDN (c)		29,625	29,625
Series 1996 F, 2.96%, LOC JPMorgan Chase Bank,
VRDN (c)		9,900	9,900
California Pub. Works Board Lease Rev. Participating VRDN
Series Putters 609, 3.07% (Liquidity Facility JPMorgan Chase
& Co.) (c)(e)		1,100	1,100
California State Univ. Rev. & Colleges Participating VRDN
Series SG 170, 3.06% (Liquidity Facility Societe
Generale) (c)(e)		13,300	13,300

5 Quarterly Report

Investments (Unaudited) continued

Municipal Securities continued
	Principal	Value
	Amount (000s)	(000s)
California – continued
California Statewide Cmnty. Dev. Auth. Rev. Ctfs. of Prtn.
Participating VRDN Series Merlots 99 E, 3.01% (Liquidity
Facility Wachovia Bank NA) (c)(e)	$5,000	$5,000
California Statewide Cmntys. Dev. Auth. Rev.:
(Kaiser Permanente Health Sys. Proj.):
Series 2002 B, 2.97%, VRDN (c)	67,350	67,350
Series 2003 A, 2.97%, VRDN (c)	12,400	12,400
Series 2004 J, 2.97%, VRDN (c)	40,000	40,000
Series 2004 M, 2.97%, VRDN (c)	26,200	26,200
TRAN Series A1, 4% 6/30/06 (FSA Insured)	13,500	13,603
Clovis Unified School District Participating VRDN:
Series PZ 42, 3.12% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(e)	1,330	1,330
Series PZ 75, 3.1% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(e)	6,050	6,050
Contra Costa Wtr. District Wtr. Rev. Participating VRDN Series
PT 1666, 3.06% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(e)	5,615	5,615
Desert Cmnty. College District Participating VRDN Series
Putters 936, 3.07% (Liquidity Facility JPMorgan Chase
Bank) (c)(e)	3,125	3,125
East Bay Muni. Util. District Wtr. Sys. Rev.:
Participating VRDN Series EGL 720050045, 3.06%
(Liquidity Facility Citibank NA) (c)(e)	19,800	19,800
Series 1998, 2.93% 3/9/06, CP	9,100	9,100
Foothill-De Anza Cmnty. College District Participating VRDN:
Series Merlots 00 YY, 3.01% (Liquidity Facility Wachovia
Bank NA) (c)(e)	11,700	11,700
Series PZ 57, 3.1% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(e)	6,825	6,825
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.
Participating VRDN Series PZ 41, 3.1% (Liquidity Facility
Merrill Lynch & Co., Inc.) (c)(e)	3,675	3,675
Fresno Unified School District Participating VRDN Series DB 109,
3.06% (Liquidity Facility Deutsche Bank AG) (c)(e)	6,180	6,180
Gavilan Joint Cmnty. College District Participating VRDN:
Series Putters 587Z, 3.07% (Liquidity Facility JPMorgan
Chase Bank) (c)(e)	5,010	5,010
Series ROC II R 2123, 3.06% (Liquidity Facility Citigroup
Global Markets Hldgs., Inc.) (c)(e)	6,830	6,830

Quarterly Report

6

Municipal Securities continued
	Principal	Value
	Amount (000s)	(000s)
California – continued
Golden State Tobacco Securitization Corp. Participating VRDN:
Series Best 05 230, 3.1% (Liquidity Facility Bear Stearns
Companies, Inc.) (c)(e)	$3,500	$3,500
Series LB 05 FC2, 3.12% (Lehman Brothers Hldgs., Inc.
Guaranteed) (Liquidity Facility Lehman Brothers Hldgs.,
Inc.) (c)(e)	6,800	6,800
Series MS 1209, 3% (Liquidity Facility Morgan Stanley) (c)(e)	29,290	29,290
Series MSTC 238, 3.1% (Liquidity Facility Bear Stearns
Companies, Inc.) (c)(e)	3,790	3,790
Series PA 1237, 3.12% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(e)	2,740	2,740
Series PZ 86, 3.1% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(e)	4,390	4,390
Series ROC II R287X, 3.09% (Liquidity Facility Citibank
NA) (c)(e)	3,535	3,535
Series ROC II R411CE, 3.08% (Liquidity Facility Citibank
NA) (c)(e)	5,400	5,400
Series Stars 05 142, 3.07% (Liquidity Facility BNP Paribas
SA) (c)(e)	17,000	17,000
Series TOC 04 B, 3.07% (Liquidity Facility Goldman Sachs
Group, Inc.) (c)(e)	7,500	7,500
Golden West Schools Fing. Auth. Participating VRDN Series PT
3016, 3.06% (Liquidity Facility Dexia Cr. Local de
France) (c)(e)	8,915	8,915
Grossmont-Cuyamaca Cmnty. College District Participating
VRDN Series ROC II R6052, 3.06% (Liquidity Facility
Citibank NA) (c)(e)	2,460	2,460
Indian Wells Redev. Agcy. Rev. Participating VRDN Series
ROC II R2029, 3.06% (Liquidity Facility Citigroup Global
Markets Hldgs., Inc.) (c)(e)	6,090	6,090
Los Angeles Cmnty. College District Participating VRDN:
Series Putters 742, 3.07% (Liquidity Facility Dresdner Bank
AG) (c)(e)	5,380	5,380
Series ROC II R7002, 3.06% (Liquidity Facility Citibank
NA) (c)(e)	7,900	7,900
Los Angeles Cmnty. Redev. Agcy. Lease Rev. Participating VRDN
Series ROC II R395, 3.06% (Liquidity Facility Citibank
NA) (c)(e)	14,695	14,695
Los Angeles County Gen. Oblig. TRAN Series A, 4% 6/30/06	11,200	11,262
Los Angeles County Metropolitan Trans. Auth. Rev.
Participating VRDN Series SGB 1, 3.06% (Liquidity Facility
Societe Generale) (c)(e)	6,400	6,400
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev.
Participating VRDN Series EGL 04 16, 3.06% (Liquidity
Facility Citibank NA) (c)(e)	10,900	10,900

7		Quarterly Report

Investments (Unaudited) continued

Municipal Securities continued
	Principal	Value
	Amount (000s)	(000s)
California – continued
Los Angeles County Pub. Works Fing. Auth. Lease Rev.
Participating VRDN Series Merlots 00 JJJ, 3.01% (Liquidity
Facility Wachovia Bank NA) (c)(e)	$13,830	$13,830
Los Angeles County Sanitation District Fin. Auth. Rev.
Participating VRDN Series ROC II R4023, 3.06% (Liquidity
Facility Citigroup Global Markets Hldgs., Inc.) (c)(e)	6,905	6,905
Los Angeles Dept. of Wtr. & Pwr. Rev.:
Participating VRDN:
Series PA 1192, 3.08% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(e)	7,980	7,980
Series PT 1949, 3.06% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(e)	5,075	5,075
Series PT 2286, 3.06% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(e)	5,565	5,565
Series ROC II R3010, 3.06% (Liquidity Facility Citigroup
Global Markets Hldgs., Inc.) (c)(e)	5,130	5,130
Subseries B5, 3.04% (Liquidity Facility Bank of America NA)
(Liquidity Facility Bayerische Landesbank Girozentrale),
VRDN (c)	18,800	18,800
Subseries B8, 3.04% (Liquidity Facility Bank of America NA)
(Liquidity Facility Bayerische Landesbank Girozentrale),
VRDN (c)	24,000	24,000
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Participating
VRDN Series Merlots 99 L, 3.01% (Liquidity Facility
Wachovia Bank NA) (c)(e)	8,500	8,500
Los Angeles Gen. Oblig. Participating VRDN:
Series PT 1476, 3.06% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(e)	5,355	5,355
Series PT 2324, 3.06% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(e)	5,760	5,760
Los Angeles Unified School District:
Participating VRDN:
Series Merlots 03 B37, 3.01% (Liquidity Facility Wachovia
Bank NA) (c)(e)	2,700	2,700
Series PA 1117, 3.06% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(e)	2,500	2,500
Series PT 1763, 3.06% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(e)	6,000	6,000
Series PT 2196, 3.06% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(e)	9,665	9,665
Series Putters 488, 3.07% (Liquidity Facility JPMorgan
Chase Bank) (c)(e)	17,965	17,965
Series SG 162, 3.06% (Liquidity Facility Societe
Generale) (c)(e)	40,805	40,805

Quarterly Report 8

Municipal Securities continued
	Principal	Value
	Amount (000s)	(000s)
California – continued
Los Angeles Unified School District: – continued
Participating VRDN:
Series Stars 139, 3.06% (Liquidity Facility BNP Paribas
SA) (c)(e)	$11,250	$11,250
TRAN Series A, 4.25% 10/18/06	20,000	20,224
Los Angeles Wastewtr. Sys. Rev.:
2.8% 12/1/05 (Liquidity Facility WestLB AG) (Liquidity
Facility California Teachers Retirement Sys.), CP	10,000	10,000
2.85% 12/7/05 (Liquidity Facility WestLB AG) (Liquidity
Facility California Teachers Retirement Sys.), CP	8,100	8,100
Metropolitan Wtr. District Southern California Wtrwks. Rev.
Participating VRDN:
Series FRRI 00 A6, 3.34% (Liquidity Facility Bayerische
Hypo-und Vereinsbank AG) (c)(e)	1,700	1,700
Series Merlots 99 O, 3.01% (Liquidity Facility Wachovia
Bank NA) (c)(e)	11,880	11,880
Series MSTC 01 113A, 3% (Liquidity Facility Bear Stearns
Companies, Inc.) (c)(e)	7,990	7,990
Series PA 837, 3.07% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(e)	4,995	4,995
Modesto Irrigation District Ctfs. of Prtn. Participating VRDN
Series PT 2109, 3.06% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(e)	4,915	4,915
Modesto Irrigation District Fing. Auth. Rev. Participating VRDN
Series SG 66, 3.06% (Liquidity Facility Societe
Generale) (c)(e)	2,500	2,500
North Orange County Cmnty. College District Rev.
Participating VRDN:
Series MSTC 9042, 3% (Liquidity Facility Bear Stearns
Companies, Inc.) (c)(e)	4,100	4,100
Series PT 1434, 3.06% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(e)	7,720	7,720
Northern California Transmission Auth. Rev. Series B, 2.83%
2/10/06, LOC WestLB AG, CP	9,770	9,770
Norwalk– Mirada Unified School District Participating VRDN
Series SG 169, 3.06% (Liquidity Facility Societe
Generale) (c)(e)	20,000	20,000
Oak Grove School District Participating VRDN Series ROC II
R7527, 3.06% (Liquidity Facility Citibank NA) (c)(e)	9,965	9,965
Oakland Gen. Oblig. Participating VRDN Series Merlots 00 A,
3.01% (Liquidity Facility Wachovia Bank NA) (c)(e)	3,000	3,000
Oakland Unified School District Alameda County Participating
VRDN Series Putters 1072T, 3.07% (Liquidity Facility
JPMorgan Chase Bank) (c)(e)	6,475	6,475

9		Quarterly Report

Investments (Unaudited) continued

Municipal Securities continued
	Principal	Value
	Amount (000s)	(000s)
California – continued
Orange County Apt. Dev. Rev.:
(Hidden Hills Apts. Proj.) Series 1985 U, 3.01%, LOC
Freddie Mac, VRDN (c)	$10,500	$10,500
(Laguna Summit Apts. Proj.) Series 1985 X, 3.01%, LOC
Chase Manhattan Bank, VRDN (c)	5,000	5,000
(Niguel Summit II Proj.) Series 1985 A, 3.01%, LOC Freddie
Mac, VRDN (c)	7,000	7,000
Oxnard Fing. Auth. Wtr. Rev. Participating VRDN Series SG
174, 3.08% (Liquidity Facility Societe Generale) (c)(e)	4,960	4,960
Pasadena Elec. Rev. Participating VRDN Series PT 2282,
3.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	5,305	5,305
Poway Redev. Agcy. Tax Allocation Rev. Participating VRDN:
Series Putters 372, 3.07% (Liquidity Facility JPMorgan Chase
Bank) (c)(e)	11,085	11,085
Series ROC II R2046, 3.06% (Liquidity Facility Citigroup
Global Markets Hldgs., Inc.) (c)(e)	4,275	4,275
Puttable Floating Option Tax Receipts Participating VRDN:
Series PZP 2, 3.19% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(e)	7,275	7,275
Series PZP 9, 3.14% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(e)	6,090	6,090
Rancho Santiago Cmnty. College District Participating VRDN
Series Floaters 05 23, 3.07% (Liquidity Facility Landesbank
Hessen-Thuringen) (c)(e)	5,400	5,400
Sacramento County Wtr. Fing. Auth. Participating VRDN
Series PA 1176, 3.06% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(e)	6,035	6,035
Sacramento Muni. Util. District Elec. Rev.:
Participating VRDN:
Series BA 02 M, 3.07% (Liquidity Facility Bank of America
NA) (c)(e)	3,975	3,975
Series PT 2140, 3.06% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(e)	7,240	7,240
Series PT 2215, 3.06% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(e)	5,650	5,650
Series Putters 591, 3.07% (Liquidity Facility JPMorgan
Chase & Co.) (c)(e)	2,190	2,190
Series ROC II R 289, 3.06% (Liquidity Facility Citibank
NA) (c)(e)	2,500	2,500
Series I, 3.18% 12/1/05, LOC Bayerische Landesbank
Girozentrale, LOC JPMorgan Chase Bank, CP	40,000	40,000
San Diego County Wtr. Auth. Wtr. Rev. Participating VRDN
Series PT 2375, 3.06% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(e)	2,250	2,250

Quarterly Report 10

Municipal Securities continued
	Principal	Value
	Amount (000s)	(000s)
California – continued
San Diego Unified School District Participating VRDN:
Series MS 01 847, 3.04% (Liquidity Facility Morgan
Stanley) (c)(e)	$8,232	$8,232
Series ROC II R1067, 3.06% (Liquidity Facility Citigroup
Global Markets Hldgs., Inc.) (c)(e)	3,480	3,480
San Gabriel Valley Govts. 2.83% 2/10/06, LOC Bayerische
Landesbank Girozentrale, CP	4,500	4,500
San Jose Fin. Auth. Rev. 2.85% 2/1/06, LOC State Street
Bank & Trust Co., Boston, LOC California Teachers
Retirement Sys., CP	2,100	2,100
San Jose Redev. Agcy. Tax Allocation Participating VRDN
Series Putters 575, 3.07% (Liquidity Facility JPMorgan Chase
& Co.) (c)(e)	2,570	2,570
San Marcos Pub. Facilities Auth. Tax Allocation Rev.
Participating VRDN Series ROC II R2027, 3.06% (Liquidity
Facility Citigroup Global Markets Hldgs., Inc.) (c)(e)	5,650	5,650
San Mateo County Trans. District Sales Tax Rev. Participating
VRDN Series TOC 05 DD, 3.06% (Liquidity Facility Goldman
Sachs Group, Inc.) (c)(e)	3,500	3,500
Santa Clara Elec. Rev. Participating VRDN Series ROC II R257,
3.06% (Liquidity Facility Citibank NA) (c)(e)	3,635	3,635
Santa Clara Valley Wtr. District Ctfs. of Prtn. Participating
VRDN Series Merlots 00 MM, 3.01% (Liquidity Facility
Wachovia Bank NA) (c)(e)	8,900	8,900
Santa Rosa Wastewtr. Rev. Participating VRDN Series PZ 43,
3.14% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	5,700	5,700
Sequoia Union High School District Bonds Series AAB 03 2,
3.08%, tender 12/7/05 (Liquidity Facility ABN-AMRO Bank
NV) (c)(e)	5,900	5,900
South Coast Local Ed. Agcy. TRAN Series A, 4% 6/30/06	18,300	18,443
Southern California Pub. Pwr. Auth. Rev. Participating VRDN
Series ROC II R374, 3.06% (Liquidity Facility Citibank
NA) (c)(e)	6,250	6,250
Sunnyvale School District Participating VRDN:
Series PT 2710, 3.06% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(e)	5,770	5,770
Series Putters 800, 3.07% (Liquidity Facility JPMorgan Chase
& Co.) (c)(e)	7,685	7,685
Turlock Irrigation District Rev. Participating VRDN Series ROC II
R2035, 3.05% (Liquidity Facility Citigroup Global Markets
Hldgs., Inc.) (c)(e)	5,000	5,000
Univ. of California Revs. Participating VRDN:
Series EGL 7050006, 3.06% (Liquidity Facility Citibank
NA) (c)(e)	2,445	2,445

11		Quarterly Report

Investments (Unaudited) continued

Municipal Securities continued
	Principal	Value
	Amount (000s)	(000s)
California – continued
Univ. of California Revs. Participating VRDN: – continued
Series Merlots 97 G, 3.01% (Liquidity Facility Wachovia
Bank NA) (c)(e)	$20,000	$20,000
Series PA 1168, 3.06% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(e)	9,925	9,925
Vallejo Wtr. Rev. Series 2001 A, 3.09%, LOC KBC Bank NV,
VRDN (c)	3,055	3,055
		1,841,226

Puerto Rico 3.0%
Puerto Rico Commonwealth Gen. Oblig. Participating VRDN:
Series IXIS 05 11, 3.05% (Liquidity Facility CDC Fin.-CDC
IXIS) (c)(e)	11,575	11,575
Series PA 1225, 3.06% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(e)	7,060	7,060
Series PA 1280, 3.06% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(e)	5,000	5,000
Puerto Rico Commonwealth Infrastructure Fing. Auth. Bonds
Series MT 165, 3.15%, tender 10/12/06 (Liquidity Facility
Merrill Lynch & Co., Inc.) (c)(e)(f)	9,110	9,110
Puerto Rico Govt. Dev. Bank 2.85% 1/30/06, LOC Societe
Generale, CP (b)	16,300	16,300
Puerto Rico Infrastructure Fing. Auth. Bonds Series AAB 00 17,
3.06%, tender 12/7/05 (Liquidity Facility ABN-AMRO Bank
NV) (c)(e)	11,000	11,000
		60,045

Other – 1.2%
Fidelity Tax Free Cash Central Fund, 3.04% (a)(d)	23,041	23,041

TOTAL INVESTMENT PORTFOLIO 98.0%
(Cost $1,924,312)		1,924,312

NET OTHER ASSETS – 2.0%		38,629

NET ASSETS 100%		$1,962,941

Quarterly Report

12

Security Type Abbreviations
CP	—	COMMERCIAL PAPER
RAN	—	REVENUE ANTICIPATION NOTE
TRAN	—	TAX AND REVENUE
ANTICIPATION NOTE
VRDN	—	VARIABLE RATE DEMAND NOTE

Legend

(a) Affiliated fund that is available only to
investment companies and other
accounts managed by Fidelity
Investments. The rate quoted is the
annualized seven-day yield of the fund
at period end. A complete unaudited
listing of the fund’s holdings as of its
most recent quarter end is available
upon request.

(b) Security exempt from registration under
Rule 144A of the Securities Act of 1933.
These securities may be resold in
transactions exempt from registration,
normally to qualified institutional buyers.
At the period end, the value of these
securities amounted to $16,300,000 or
0.8% of net assets.

(c) The coupon rate shown on floating or
adjustable rate securities represents the
rate at period end.

(d) Information in this report regarding
holdings by state and security types
does not reflect the holdings of the
Fidelity Tax-Free Cash Central Fund.

(e) Provides evidence of ownership in one
or more underlying municipal bonds.

(f) Restricted securities – Investment in
securities not registered under the
Securities Act of 1933 (excluding 144A
issues). At the end of the period, the
value of restricted securities (excluding
144A issues) amounted to $19,005,000
or 1.0% of net assets.

Additional information on each holding is as follows:

	Acquisition	Cost
Security	Date	(000s)
California Gen.
Oblig. Bonds
Series MT 171,
3.23%, tender
10/26/06
(Liquidity Facility
DEPFA BANK
PLC)	10/27/05	$9,895
Puerto Rico
Commonwealth
Infrastructure
Fing. Auth. Bonds
Series MT 165,
3.15%, tender
10/12/06
(Liquidity Facility
Merrill Lynch &
Co., Inc.)	10/13/05	$9,110

Affiliated Central Funds

Information regarding income received by the fund from the affiliated Central funds during the period is as follows:

Income
Fund	Received
Fidelity Tax Free Cash Central Fund	$219
Total	$219

Income Tax Information

At November 30, 2005, the aggregate cost of investment securities for income tax purposes was $1,924,312,000.

13 Quarterly Report

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.
or an affiliate.

Quarterly Report

14

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity California Municipal Trust II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity California Municipal Trust II

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	January 20, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	January 20, 2006
By:	/s/Paul M. Murphy
Paul M. Murphy
Chief Financial Officer

Date:	January 20, 2006